Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 179,430	$ 165,325
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	14.89%	13.28%
Total capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 122,916
Total capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as percent)		9.875%
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 126,511	$ 130,696
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	10.50%	10.50%
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 157,139	$ 139,532
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	13.04%	11.21%
Tier I capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 98,022
Tier I capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		7.875%
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 102,414	$ 105,802
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	8.50%	8.50%
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 118,793	$ 105,513
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	9.86%	8.48%
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 79,351
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		6.375%
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 84,341	$ 87,131
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.00%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 157,139	$ 139,532
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (as a percent)	10.73%	9.55%
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 58,467
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		4.00%
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 58,562	$ 58,467
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	4.00%	4.00%
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 0
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 175,459	$ 163,814
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	14.60%	13.19%
Total capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 122,607
Total capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as percent)		9.875%
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 126,165	$ 130,367
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	10.50%	10.50%
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 120,158	$ 124,159
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 162,822	$ 152,002
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	13.55%	12.24%
Tier I capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 97,775
Tier I capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		7.875%
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 102,134	$ 105,535
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	8.50%	8.50%
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 96,126	$ 99,327
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	8.00%	8.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 162,822	$ 152,002
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	13.55%	12.24%
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 79,151
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		6.375%
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 84,110	$ 86,911
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 78,102	$ 80,703
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	6.50%	6.50%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 162,822	$ 152,002
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (as a percent)	11.18%	10.43%
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Under Basel III Phase-In, Amount		$ 58,272
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		4.00%
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 58,280	$ 58,272
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)	4.00%	4.00%
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 72,850	$ 72,839
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	5.00%	5.00%